Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Accumulated Other Comprehensive Income Loss [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)

	Pension and Other Post-Retirement Benefits	Private Equity Instruments	Foreign Currency Translation Adjustment	Total
As at December 31, 2023	55	85	1,068	1,208
Other Comprehensive Income (Loss), Before Tax	19	81	1,020	1,120
Income Tax (Expense) Recovery	(5)	(10)	—	(15)
As at December 31, 2024	69	156	2,088	2,313
Other Comprehensive Income (Loss), Before Tax	22	(27)	(643)	(648)
Reclassification on Divestiture (Note 8)	—	—	(1,261)	(1,261)
Income Tax (Expense) Recovery	(5)	2	—	(3)
As at December 31, 2025	86	131	184	401